Disaggregation of Revenue	12 Months Ended
Dec. 31, 2024
Disaggregation Of Revenue
Disaggregation of Revenue

NOTE 4 – Disaggregation of Revenue

The Company recognizes revenue when control is transferred of the promised products or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services. The Company derives revenue from software as a service, design and implementation services for its enterprise apps solutions systems, professional services for work performed in conjunction with its systems, and sale of hardware.

Revenues consisted of the following (in thousands):

	Successor		Predecessor
	Year ended December 31, 2024	Period from March 15, 2023, to December 31, 2023	Period from January 1, 2023, to March 14, 2023
Subscription revenue
Software	$6,202	$4,560	$1,204
Total subscription revenue	$6,202	$4,560	$1,204

Non-subscription revenue
Professional services	$798	$1,186	$416
Hardware	142	-	-
Total non-subscription revenue	$940	$1,186	$416

Total revenue	$7,142	$5,746	$1,620

	Successor		Predecessor
	Year ended December 31, 2024	Period from March 15, 2023, to December 31, 2023	Period from January 1, 2023, to March 14, 2023
Revenue recognized over time(1)(2)	$7,000	$5,746	$1,620
Revenue recognized at a point in time(3)	142	-	-
Total	$7,142	$5,746	$1,620

(1)	Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has generally elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date.
(2)	Software As a Service Subscription Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.
(3)	Hardware revenue is recognized at a point in time when the control over the goods transfers to the customer - upon delivery to the customers.